Loans Receivable - Net, Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loan Portfolio [Abstract]
Loans receivable, gross	$ 4,610,144	$ 2,806,781
Allowance for credit losses	(449,335)	(321,568)	$ (238,819)
Loans receivable, net	4,160,809	2,485,213
Consumer and SME Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	4,354,747	2,656,484
Allowance for credit losses	(442,167)	(317,558)	(237,379)
Other Loans [Member]
Loan Portfolio [Abstract]
Loans receivable, gross	255,397	150,297
Allowance for credit losses	$ (7,168)	$ (4,010)	$ (1,440)